STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION

NOTE 7 – STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2015: no dividend yield, expected volatility, based on the Company's historical volatility, 68% to 79%, risk-free interest rate 1.49% to 1.70% and expected option life of 5 to 5.75 years.

As of September 30, 2015, there was $273,145 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through August 2018.

The following tables summarize all stock option and warrant activity of the Company during the nine months ended September 30, 2015:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable
			Weighted
			Average
	Number of	Exercise	Exercise
	Shares	Price	Price

Outstanding, December 31, 2014	11,819,600	$0.63 - $1.75	$1.15

Granted	5,733,699	$0.67 - $1.02	$0.82
Expired	(2,837,500)	$1.00 - $1.75	$1.52
Forfeited	(31,250)	$0.92	$0.92
Exercised	—

Outstanding, September 30, 2015	14,684,549	$0.63 - $1.69	$0.95

Exercisable, September 30, 2015	14,039,547	$0.63 - $1.69	$0.96

The aggregate intrinsic value of options and warrants outstanding and exercisable as of September 30, 2015 was $8,250. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and warrants and the closing stock price of $.685 for our common stock on September 30, 2015.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at September 30, 2015	Contractual Life	Warrants Currently Exercisable

$0.63 - $1.69	14,039,547	5.09 Years	$0.96

NOTE 8 – STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2014 and 2013: no dividend yield in both years, expected volatility, based on the Company's historical volatility, 70.25% to 109% in 2014 and between 107% to 113% in 2013, risk-free interest rate between 0.58% to 2.08% in 2014 and between 0.94% to 1.86% in 2013 and expected option life of 2.13 to 7.25 years in 2014 and 3 to 10 years in 2013.

As of December 31, 2014, there was $324,004 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through May 2017.

The following tables summarize all stock option and warrant activity of the Company during the year ended December 31, 2014 and 2013:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2012	8,773,500	$0.25 - $1.75	$1.13

Granted	560,000	$0.84 - $1.16	$0.96
Expired	(1,971,650)	$0.73 - $1.25	$1.02
Forfeited	(120,000)	$0.93 - $1.03	$0.99
Exercised	(95,850)	$0.345 - $1.25	$0.76

Outstanding, December 31, 2013	7,146,000	$0.25 - $1.75	$1.16

Granted	5,257,600	$0.72 - $1.25	$1.07
Expired	(10,000)	1.25	$1.25
Forfeited	(125,000)	$0.92 - $1.03	$0.93
Exercised	(449,000)	$0.25 - $0.345	$0.34

Outstanding, December 31, 2014	11,819,600	$0.63 - $1.75	$1.15

Exercisable, December 31, 2014	11,267,723	$0.63 - $1.75	$1.16

The aggregate intrinsic value of options and warrants outstanding and exercisable as of December 31, 2014 was $92,950. The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and warrants and the closing stock price of $.77 for our common stock on December 31, 2014. The total intrinsic value of options and warrants exercised during the year ended December 31, 2014 and 2013 was $232,139 and $32,139.

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2014	Contractual Life	Warrants Currently Exercisable

$0.63 - $1.75	11,267,723	3.58 Years	$1.16